Intangible assets, net - Summary of Group's Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Statements
Total of gross carrying amount	¥ 259,706		¥ 279,832
Total accumulated amortization	(132,073)		(126,642)
Intangible assets, net	127,633	$ 18,251	153,190
Platform content
Statements
Total of gross carrying amount	125,113		127,954
Total accumulated amortization	(70,003)		(53,314)
Licensed copyrights of video content
Statements
Total of gross carrying amount	37,076		55,094
Total accumulated amortization	(11,717)		(31,661)
Trademark
Statements
Total of gross carrying amount	38,658		39,536
Total accumulated amortization	(13,764)		(10,483)
License
Statements
Total of gross carrying amount	32,000		32,000
Total accumulated amortization	(16,356)		(14,222)
Software
Statements
Total of gross carrying amount	13,306		11,503
Total accumulated amortization	(8,314)		(7,353)
Technology and domain name
Statements
Total of gross carrying amount	13,553		13,745
Total accumulated amortization	¥ (11,919)		¥ (9,609)